PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

9. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2021	2020
Computer and office equipment	$82,298	$81,437
Furniture & fixtures	122,185	126,966
Leasehold improvements	202,570	210,496
Vehicle	98,702	102,564
Subtotal	505,755	521,463
Less: accumulated depreciation	(289,956)	(223,154)
Total	$215,799	$298,309

Depreciation expense for the years ended December 31, 2021 and 2020 amounted to $75,797 and $55,407, respectively.

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)